Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO			Compensation Actually paid to PEO			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:	Net Loss ($ in thousands)
	John Sabino ($)	John D. Collins ($)	Robert LoCascio ($)	John Sabino ($)	John D. Collins ($)	Robert LoCascio ($)			Total Shareholder Return ($)
	(a) (1)	(b) (1)	(c) (1)	(d) (2)	(e)	(f)	(g) (3)	(h) (4)	(i) (5)	(j) (6)
2024	4,319,279	—	—	6,167,697	—	—	1,826,265	1,217,926	4.26	(134,273)
2023	—	2,479,319	640,773	—	1,135,071	284,336	1,088,146	728,513	10.61	(100,435)
2022	—	—	2,955,255	—	—	(4,034,728)	2,637,784	750,818	28.39	(225,747)

Named Executive Officers, Footnote			Mr. Sabino commenced his service as PEO on January 10, 2024. Mr. Robert LoCascio served as PEO until August 7, 2023, and Mr. John Collins was appointed interim PEO effective as of August 7, 2023. Accordingly, the dollar amounts reported in columns (a) and (d) are the amounts of total compensation reported and “compensation actually paid” for Mr. Sabino for his service as PEO in 2024. The dollar amounts reported in columns (b) and (e) are the amounts of total compensation reported and “compensation actually paid” for Mr. Collins for 2023 (who had been in dual role of interim PEO and CFO during the fiscal year 2023). Mr. Collins’ status as PEO ended effective as of January 10, 2024. The amounts of total compensation reported and “compensation actually paid” for Mr. Collins for 2024 are included in columns (g) and (h) as a Non-PEO. Refer to the section of this Proxy Statement titled “Summary Compensation Table.”The dollar amounts reported in column (g) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, John D. Collins and Monica L. Greenberg; (ii) for 2023, Ms. Greenberg, Alex Kroman, and Jeffrey Ford; and (iii) for 2022, Mr. Collins, Ms. Greenberg, and Norman M. Osumi.
Peer Group Issuers, Footnote			Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of and at the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Adjustment To PEO Compensation, Footnote	The dollar amount reported in column (d) represents the amount of “compensation actually paid” to Mr. Sabino for the 2024 fiscal year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Sabino during the 2024 fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Sabino’s total compensation for the 2024 fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for John Sabino ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to John Sabino ($)
2024	4,319,279	(3,591,555)	5,439,973	6,167,697
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the 2024 fiscal year. Refer to the section of this Proxy Statement titled “Summary Compensation Table.” We have never provided pension benefits to our NEOs; therefore, no adjustments to the Summary Compensation Table total for changes in pension values are necessary.
(b)The equity award adjustments for the 2024 fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the 2024 fiscal year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the 2024 fiscal year (from the end of the 2023 fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the 2024 fiscal year; (iii) for awards that are granted and vest in the 2024 fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the 2024 fiscal year, the amount equal to the change as of the vesting date (from the end of the 2023 fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the 2024 fiscal year, a deduction for the amount equal to the fair value at the end of the 2023 fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the 2024 fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the 2024 fiscal year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments of Mr. Sabino are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Award Adjustments ($)
2024	5,439,973	—	—	—	—	—	5,439,973

Non-PEO NEO Average Total Compensation Amount			$ 1,826,265	$ 1,088,146	$ 2,637,784
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,217,926	728,513	750,818
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (h) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote (3), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the 2024 fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for the 2024 fiscal year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total for non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,826,265	(713,165)	104,827	1,217,926

(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2024	965,642	(248,812)	—	(612,003)	—	—	104,827

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 4.26	10.61	28.39
Net Income (Loss)			$ (134,273,000)	(100,435,000)	(225,747,000)
Additional 402(v) Disclosure	The dollar amounts reported represent our net loss, as reflected in the Company’s audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay Versus Performance Table
The Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several financial performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize creation of long-term stockholder value, and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs depicting the relationships between information presented in the Pay Versus Performance Table.

John Sabino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,319,279	0	0
PEO Actually Paid Compensation Amount			$ 6,167,697	0	0
PEO Name			Mr. Sabino
John D. Collins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	2,479,319	0
PEO Actually Paid Compensation Amount			0	1,135,071	0
PEO Name	Mr. John Collins
Robert LoCascio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	640,773	2,955,255
PEO Actually Paid Compensation Amount			0	$ 284,336	$ (4,034,728)
PEO Name		Mr. Robert LoCascio
PEO | John Sabino [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,591,555)
PEO | John Sabino [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,439,973
PEO | John Sabino [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,439,973
PEO | John Sabino [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John Sabino [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John Sabino [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John Sabino [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John Sabino [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(713,165)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			104,827
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			965,642
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(248,812)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(612,003)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0